Trade and other receivables	12 Months Ended
Jun. 30, 2026
Trade And Other Receivables
Trade and other receivables

12.	Trade and other receivables

	2026	2026	2025
	US$	S$	S$

Trade receivables:
- third parties	2,729,285	3,531,968	2,740,055
Less: Allowance for expected credit loss	(669,000)	(865,753)	(588,373)
	2,060,285	2,666,215	2,151,682
Deposits	5,455,956	7,060,553	6,772,629
Fixed deposit	231,821	300,000	-
Prepayments	123,762	160,160	430,767
GST receivables	18,536	23,987	-
Accrued revenue	19,144	24,774	-
Other receivables:
- third parties	81,762	105,811	134,188
	7,991,266	10,341,500	9,489,266

Trade receivables are unsecured, non-interest bearing and are generally on 60 days terms (June 30, 2025: 60 days).

There is no other class of financial assets that is past due and/or impaired except for trade receivables.

Trade and other receivables are denominated in Singapore Dollar.

The deposits include payments made for custodian services amounting to S$4,701,220 (US$3,632,810), which are classified as non-financial assets and earmarked for use in upcoming mergers and acquisitions within the Singapore market.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

12.	Trade and other receivables (Continued)

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

	2026	2026	2025
	US$	S$	S$

Beginning of financial year	462,593	588,373	460,413
Allowance for expected credit losses	344,159	455,645	277,101
Less: Reversal of allowance for expected credit losses	(137,752)	(178,265)	(149,141)
End of financial year	669,000	865,753	588,373